Description of Business and Summary of Significant Accounting Policies - IPO Transaction (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 4,245	$ 8	$ 0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in IPO (in shares)	6,072,000
IPO price per share (in usd per share)	$ 22.00
Consideration received from IPO	$ 124,200
Offering costs	$ 4,500
Common stock
Subsidiary, Sale of Stock [Line Items]
Shares converted into common stock (in shares)	25,370,616	24,844,349